INTANGIBLE ASSETS and GOODWILL	12 Months Ended
Feb. 29, 2012
INTANGIBLE ASSETS and GOODWILL
INTANGIBLE ASSETS and GOODWILL

9. INTANGIBLE ASSETS AND GOODWILL

        Intangible assets are apportioned as follows:

	February 29, 2012				February 28, 2011
	Cost	Accumulated Amortization	Impairment	Net Book Value	Cost	Accumulated Amortization	Net Book Value
Customer Relationships	8,257	318	5,938	2,001	8,257	42	8,215
Developed Technology	6,268	1,423	2,377	2,468	6,268	452	5,816
Infrastructure Systems Software	1,071	—	—	1,071	—	—	—
Computer Software	2,896	2,219	—	677	2,378	1,480	898

Total Intangible Assets	18,492	3,960	8,315	6,217	16,903	1,974	14,929

        For the year ended February 29, 2012, the Company recognized amortization of intangible assets of $1,986 and [year ended February 28, 2011 – $893]. The Company estimated that it will recognize $1,817, $1,793, $1,216, $607, and $472 respectively for the next five succeeding years.

        During the current fiscal year, the Company performed an analysis of its intangible assets in order to determine whether the carrying value of those assets exceeded the estimated future cash flows expected to result from the use or disposition of those assets. Based upon this analysis, management of the Company determined that the carrying value of the intangible assets were in excess of the estimated future cash flows expected to result from their use or disposition. In each case where the fair value of the asset was less than the carrying value, the Company wrote the asset down to its fair value and recorded a corresponding impairment charge. As a result, the Company has recorded an impairment charge on intangible assets of $8,315 during the nine months ended February 29, 2012.

  Goodwill

        The goodwill impairment test is a three-step process which requires management to make judgmental assumptions regarding fair value. The first step in the impairment test is to assess qualitative factors to determine whether it is necessary to perform the two-step goodwill impairment test. Because the Company impaired its intangible assets with finite lives, the Company believed there were qualitative factors in-place that would suggest that the subsequent two steps of the goodwill impairment test would need to be performed. The second step consisted of estimating the fair value of the Company's aggregated reporting unit using the market value of our common stock as at February 29, 2012, multiplied by the number of outstanding common shares (market capitalization). Management compared the estimated fair value of the reporting unit to its carrying value which includes goodwill. The results of the initial market capitalization test produced results which were above the aggregated reporting unit carrying value; the third step was not required.